Wilson Bank Holding Company - Parent Company Financial Information - Balance Sheets - Parent Company Only (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 68,007		$ 111,504		$ 106,664	$ 54,174
Total assets	1,873,242		1,748,971
Stockholders' equity:
Common stock, par value $2.00 per share, authorized 15,000,000 shares, 7,571,968 and 7,498,588 shares issued and outstanding, respectively	15,144		14,997
Additional paid-in capital	57,709		54,519
Retained earnings	128,718		112,451
Net unrealized losses on available-for-sale securities, net of income taxes of $421 and $2,666, respectively	(679)		(4,296)
Total stockholders' equity	200,892		177,671		169,698	157,348
Total liabilities and stockholders' equity	1,873,242		1,748,971
Wilson Bank Holding Company [Member]
ASSETS
Cash	1,120	[1]	2,662	[1]	1,337	1,579
Investment in wholly-owned commercial bank subsidiary	199,560		174,836
Refundable income taxes	212		173
Total assets	200,892		177,671
Stockholders' equity:
Common stock, par value $2.00 per share, authorized 15,000,000 shares, 7,571,968 and 7,498,588 shares issued and outstanding, respectively	15,144		14,997
Additional paid-in capital	57,709		54,519
Retained earnings	128,718		112,451
Net unrealized losses on available-for-sale securities, net of income taxes of $421 and $2,666, respectively	(679)		(4,296)
Total stockholders' equity	200,892		177,671		169,698	157,348
Total liabilities and stockholders' equity	$ 200,892		$ 177,671

[1]	Eliminated in consolidation.